UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096
______________________________________________

Investment Grade Municipal Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—171.85%
Alaska — 1.98%
Alaska International Airports Revenue Refunding-Series A (MBIA Insured)(1)
5.000%, due 10/01/19	Aa3	AA	1,000,000	967,580
5.000%, due 10/01/20	Aa3	AA	1,000,000	958,520
5.000%, due 10/01/21	Aa3	AA	1,000,000	955,840

				2,881,940

Arizona — 1.71%
Arizona State Transportation Board Highway Revenue-Series B
5.250%, due 07/01/18	Aa1	AAA	2,380,000	2,495,311

Arkansas — 0.92%
Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A
5.700%, due 01/01/18	NR	NR	1,335,000	1,341,662

California — 28.72%
California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (FGIC Insured)
5.000%, due 09/01/33	Aa3	NR	5,000,000	4,846,500
California Health Facilities Financing Authority Revenue-Kaiser Permanente-Series A
5.250%, due 04/01/39	NR	A+	5,000,000	4,793,700
California Statewide Communities Development Authority Apartment Development Revenue Refunding-Irvine Apartment Communities-Series A-3 (Mandatory Put 05/17/10 @ 100)
5.100%, due 05/15/25(2)	NR	NR	3,000,000	3,030,270
Los Angeles Wastewater System Revenue Refunding-Series A (FSA Insured)
5.000%, due 06/01/32	Aaa	AAA	6,250,000	6,301,250
Los Angeles Water & Power Revenue Power System-Series A, Subseries A-2 (MBIA Insured)
5.000%, due 07/01/27	Aa3	AA	5,000,000	5,075,100
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)
5.000%, due 12/01/27	Aa3	AA	8,000,000	8,073,120
San Diego County Regional Airport Authority Airport Revenue Refunding (AMBAC Insured)
5.250%, due 07/01/16(1)	Aa3	AA	2,600,000	2,646,722
San Francisco City & County Public Utilities Commission Water Revenue-Series A (MBIA Insured)
5.000%, due 11/01/25	A1	AA	2,000,000	2,030,220
University of California Revenue-Series A (AMBAC Insured)
5.000%, due 05/15/28(3)	Aa1	AA	5,000,000	5,062,250

				41,859,132

Colorado — 4.94%
Colorado Health Facilities Authority Revenue Refunding-Adventist Health/Sunbelt-Series E
5.125%, due 11/15/18	A1	A+	3,000,000	3,031,350
5.125%, due 11/15/19	A1	A+	3,000,000	3,006,900

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Colorado—(concluded)
University of Colorado Participation Interests
6.000%, due 12/01/13	NR	A+	1,124,788	1,161,411

				7,199,661

Florida — 6.86%
Florida State Board of Education Capital Outlay-Series E (FGIC Insured)
5.000%, due 06/01/24	Aa1	AAA	3,350,000	3,409,462
Florida State Board of Education Lottery Revenue-Series B (BHAC-CR MBIA Insured)
5.000%, due 07/01/26	Aaa	AAA	3,905,000	4,022,775
Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)
5.000%, due 10/01/18(1)	A2	A-	2,700,000	2,571,264

				10,003,501

Illinois — 15.66%
Chicago O’Hare International Airport Revenue-General-Third Lien-Series D (MBIA Insured)
5.000%, due 01/01/26(1)	A1	AA	11,270,000	10,617,692
Chicago Transit Authority Capital Grant Receipts Revenue Federal Transit Administration Sect 5309 (Assured Guaranty Insured)
5.250%, due 06/01/24	Aaa	AAA	1,500,000	1,576,905
Illinois Educational Facilities Authority Revenue Refunding-Augustana College-Series A
5.625%, due 10/01/22	Baa1	NR	1,200,000	1,214,568
Illinois Finance Authority Revenue-University of Chicago-Series A
5.000%, due 07/01/34	Aa1	AA	6,000,000	6,021,600
Illinois Municipal Electric Agency Power Supply-Series A (FGIC Insured)
5.250%, due 02/01/17	A1	A+	3,000,000	3,146,880
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue
6.500%, due 06/15/27	A1	AAA	250,000	250,370

				22,828,015

Indiana — 6.67%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B
5.000%, due 02/15/21	A2	A+	4,000,000	3,926,360
Indiana State Finance Authority Revenue-Ascension Health-Series E-8 (Mandatory Put 12/15/09 @ 100)
3.500%, due 11/15/36	Aa1	AA+	2,000,000	2,004,940

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Indiana—(concluded)
Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project
5.100%, due 01/15/17(1)	Baa2	BBB	4,000,000	3,791,960

				9,723,260

Kentucky — 1.44%
Kenton County Airport Board Airport Revenue-Cincinnati/Northern Kentucky-Series B (MBIA Insured)
5.500%, due 03/01/18(1)	A2	AA	2,080,000	2,091,898

Massachusetts — 4.82%
Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series DD
5.000%, due 07/15/35	Aaa	AAA	6,000,000	6,041,880
Massachusetts Port Authority Revenue-US Airways Project (MBIA Insured)
6.000%, due 09/01/21(1)	A2	AA	1,000,000	988,270

				7,030,150

Michigan — 5.48%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D
5.000%, due 08/15/25	Aa2	AA	5,000,000	4,999,700
Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A
5.000%, due 12/01/26	Aa2	AA	3,000,000	2,985,570

				7,985,270

Minnesota — 1.02%
Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center
5.000%, due 09/01/17	NR	BBB	1,500,000	1,491,180

New Jersey — 5.99%
New Jersey Transportation Trust Fund Authority Transportation System-Series A
5.250%, due 12/15/20	A1	AA-	5,000,000	5,344,700
Tobacco Settlement Financing Corp.-Series 1-A
4.500%, due 06/01/23	Baa3	BBB	3,770,000	3,393,038

				8,737,738

New York — 13.70%
Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)
5.250%, due 11/15/24	Aaa	AAA	1,765,000	1,833,694
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project
5.500%, due 01/01/15(1)	A3	BBB+	2,000,000	2,086,480
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100)
5.500%, due 01/01/17(1),(2)	A3	BBB+	2,750,000	2,845,562
5.500%, due 01/01/18(1),(2)	A3	BBB+	3,250,000	3,344,477

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue Refunding-Series B
5.250%, due 11/15/19	Aa2	AA-	3,140,000	3,284,409
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds
5.250%, due 11/15/30	Aa3	A+	6,400,000	6,571,264

				19,965,886

North Carolina — 5.82%
North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)
6.400%, due 01/01/21	Baa1	AAA	3,065,000	3,607,168
North Carolina Medical Care Commission Health Care Facilities Revenue-Novant Health Obligation Group
5.000%, due 11/01/34	Aa3	AA-	5,000,000	4,878,100

				8,485,268

Ohio — 12.54%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo-Series A-2
5.125%, due 06/01/24	Baa3	BBB	9,710,000	8,781,336
Ohio State Higher Education-Series B
5.250%, due 11/01/17	Aa1	AA+	1,185,000	1,253,422
Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality
5.000%, due 06/01/24	Aaa	AAA	8,000,000	8,251,680

				18,286,438

Pennsylvania — 1.92%
Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D
5.375%, due 01/01/18	Ba1	NR	3,000,000	2,798,550

Puerto Rico — 8.58%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding-Series N
5.500%, due 07/01/22	Baa3	BBB+	3,000,000	3,014,550
Puerto Rico Housing Finance Authority-Capital Funding Program (HUD Insured)
5.000%, due 12/01/18	Aa3	AA	3,000,000	3,096,360
University of Puerto Rico-Revenue System-Series Q
5.000%, due 06/01/17	Baa2	BBB-	6,465,000	6,400,156

				12,511,066

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
South Carolina — 9.43%
Charleston Educational Excellence Financing Corp. Revenue-Charleston County School District Project
5.000%, due 12/01/24	A1	AA-	7,570,000	7,611,029
Greenville County School District Installment Purchase Refunding-Building Equity Sooner-Series AGC
5.000%, due 12/01/24	Aa3	AA-	5,000,000	5,071,850
Greenville Waterworks Revenue
5.250%, due 02/01/20	Aa1	AAA	1,000,000	1,058,740

				13,741,619

South Daktota — 0.55%
Standing Rock New Public Housing
6.000%, due 08/07/13(4)	NR	NR	820,331	797,961

Tennessee — 0.69%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured)
6.000%, due 03/01/24(1)	Aa3	AA	1,000,000	1,006,500

Texas — 20.32%
Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)
6.300%, due 01/01/17	Aa3	AA	3,390,000	3,759,137
Harris County Texas Lease
6.750%, due 05/01/20(5)	NR	NR	5,959,464	5,975,197
Houston Community College System Participation Interests
7.875%, due 06/15/25(5)	NR	NR	3,007,095	3,223,365
Lamar Consolidated Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/31	Aaa	AAA	3,235,000	3,275,502
Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (FSA Insured)
5.250%, due 05/15/20	Aaa	AAA	1,485,000	1,546,628
San Antonio Electric & Gas Systems
5.000%, due 02/01/24	Aa1	AA	4,590,000	4,741,654
San Leanna Educational Facilities Corp. Higher Educational Revenue Refunding-Saint Edwards University Project
5.000%, due 06/01/18	Baa2	BBB+	2,000,000	2,002,760
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding-Texas Health Resources-Series A
5.000%, due 02/15/19	Aa3	AA-	5,000,000	5,099,750

				29,623,993

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(concluded)
Washington — 10.03%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (MBIA Insured)
6.050%, due 07/01/32(1)	Aa2	AA	4,225,000	4,335,695
Washington Motor Vehicle Fuel Tax-Series B
5.000%, due 07/01/26	Aa1	AA+	10,000,000	10,284,700

				14,620,395

Wyoming — 2.06%
Wyoming Student Loan Corp. Student Loan Revenue-RAMS-Senior Series A
2.775%, due 06/01/35(1),(2),(5)	NR	AAA	3,000,000	3,000,000

Total long-term municipal bonds (cost — $257,952,136)				250,506,394

Short-term municipal notes(6)—1.78%
Alaska — 0.13%
Valdez Marine Terminal Revenue Refunding-BP Pipelines Project-Series B
2.050%, due 07/01/08	VMIG-1	A-1+	200,000	200,000

Illinois — 1.37%
Chicago Board of Education-Series C-1 (FSA Insured)
2.100%, due 07/01/08	VMIG-1	A-1+	2,000,000	2,000,000

Missouri — 0.14%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue-The Washington University-Series D
2.100%, due 07/01/08	VMIG-1	A-1+	200,000	200,000

Washington — 0.14%
Washington Health Care Facilities Authority Revenue-Multi-Care Health Systems-Series D (FSA Insured)
2.300%, due 07/01/08	VMIG-1	A-1+	200,000	200,000

Total short-term municipal notes (cost — $2,600,000)				2,600,000

Total investments (cost — $260,552,136)(7),(8)— 173.63%				253,106,394

Other assets in excess of liabilities — 1.83%				2,665,783

Liquidation value of auction preferred shares — (75.46)%				(110,000,000)

Net assets applicable to common shareholders — 100.00%				145,772,177

(1)	Security subject to Alternative Minimum Tax.

(2)	Floating rate security. The interest rate shown is the current rate as of June 30, 2008.

(3)	Partial amount delivered to broker as collateral for futures transactions.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.55% of net assets applicable to common shareholders as of June 30, 2008, is considered illiquid and restricted (See table below for more information).

Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted security	date	cost ($)	net assets (%)	06/30/08 ($)	net assets (%)

Standing Rock New Public Housing
6.000%, due 08/07/13	08/08/02	820,331	0.56	797,961	0.55

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2008 (unaudited)

(5)	The securities detailed in the table below are considered illiquid and restricted and represent 8.37% of net assets applicable to common shareholders as of June 30, 2008.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted securities	dates	cost ($)	net assets (%)	06/30/08 ($)	net assets (%)

Harris County Texas Lease
6.750%, due 05/01/20	09/07/00	5,959,464	4.09	5,975,197	4.10
Houston Community College System Participation Interests
7.875%, due 06/15/25	04/22/02	3,007,095	2.06	3,223,365	2.21
Wyoming Student Loan Corp.
2.775%, due 06/01/35	10/25/07	3,000,000	2.06	3,000,000	2.06

		11,966,559	4.21	12,198,562	8.37

(6)	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2008.

(7)
Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2008 were $1,307,500 and $8,753,242, respectively, resulting in net unrealized depreciation of investments of $7,445,742.

(8)
The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

HUD	Housing and Urban Development

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

PSF	Permanent School Fund

RAMS	Reset Auction Mode Securities

XLCA	XL Capital Assurance

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Sale contract	date	Proceeds ($)	value ($)	depreciation ($)

75	US Treasury Bond 20 Year Futures	September 2008	8,538,163	8,669,531	(131,368)

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2008